Prepaid Expenses and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Receivables
Loan receivable - others	$ 1,180,267	$ 1,377,787
Others	123,638	160,227
Prepaid expenses and other receivables	$ 1,303,905	$ 1,538,014